Employee Benefit Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee minimum service period	6 months
Employee maximum annual contribution	$ 15,000
Annual vesting percentage of company contributions	25.00%
Vesting term	5 years
Employer match	$ 0.20
Employer match percentage	10.00%
Plan expense	$ 200,000	$ 200,000